Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2018
Prospectus Date	rr_ProspectusDate	Jul. 27, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A